Financial instruments and related disclosures - Fair Values of Derivatives Held (Details) € in Millions, £ in Millions, number in Millions	Dec. 31, 2024 GBP (£) EUR (€)	Dec. 31, 2023 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets	£ 1	£ 0
Current derivative financial assets	109	130
Current derivative financial liabilities	(192)	(114)
Total derivative instruments, assets	110	130
Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Derivatives classified as held for trading, liabilities	(35)	(78)
Total derivative instruments, liabilities	(192)	(114)
Current | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	£ (157)	£ (36)
Foreign exchange contracts | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	18,570	17,850
Foreign exchange contracts | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional value		175
Foreign exchange contracts | Current | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Current derivative financial liabilities	£ (35)	£ (78)
Foreign exchange contracts | Current | Net investment hedges | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(157)	(34)
Foreign exchange contracts | Current | Cash flow hedges | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	0	(2)
Foreign exchange contracts | Non current | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial liabilities	0	0
Embedded and other derivatives | Current | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Current derivative financial liabilities	0	0
Derivatives designated and effective as hedging instruments | Current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	£ 35	£ 32
Derivatives designated and effective as hedging instruments | Foreign exchange contracts | Current | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	13,206	12,339
Hedging instrument, assets	£ 35	£ 32
Derivatives designated and effective as hedging instruments | Foreign exchange contracts | Current | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	0	175
Hedging instrument, assets	£ 0	£ 0
Derivatives designated and effective as hedging instruments | Option contract | Current | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional value | €	1,250
Derivatives classified as held for trading
Disclosure of detailed information about financial instruments [line items]
Derivatives classified as held for trading, assets	£ 75	£ 98
Derivatives classified as held for trading | Foreign exchange contracts | Current
Disclosure of detailed information about financial instruments [line items]
Notional value	8,676	10,375
Current derivative financial assets	£ 73	£ 98
Derivatives classified as held for trading | Foreign exchange contracts | Non current
Disclosure of detailed information about financial instruments [line items]
Notional value	35	0
Non-current derivative financial assets	£ 1	£ 0
Derivatives classified as held for trading | Embedded and other derivatives | Current
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	£ 1	£ 0